                       Supplement dated July 25, 2006*

               to the following Prospectus dated May 1, 2006:

   Product Name                                              Prospectus Form #
   ------------                                              -----------------

   RiverSource Signature One Select(SM) Variable Annuity          45301 E

The information in this supplement updates and amends certain information contained in the variable annuity contract prospectus listed above. Please read it carefully and keep it with your variable annuity contract prospectus.

THIS SUPPLEMENT APPLIES TO CONNECTICUT, ILLINOIS, PENNSYLVANIA AND UTAH CONTRACTS ONLY.

Effective July 25, 2006, the following footnote is inserted under in the "Withdrawal Charge" table under the "Expense Summary - Contract Owner Transaction Expenses" section of your prospectus:

      For Connecticut, Illinois, Pennsylvania and Utah contracts, the withdrawal charge schedule is modified as follows: Years 1-3 - 8%; Year 4 - 7%; Year 5 - 6%; Year 6 - 4%; Year 7 - 3%; Year 8 - 2%; Year
      9 - 1%; and Years 10+ - 0%.

In addition, the following footnote is inserted under the "Examples" under the "Expense Summary" section of your prospectus:

      For Connecticut, Illinois, Pennsylvania and Utah contract holders, your expenses would be slightly lower due to the modified withdrawal charge schedule.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.


--------------------------------------------------------------------------------
45301-1 A (7/06)

* Valid until next prospectus update

                       Supplement dated July 25, 2006*

               to the following Prospectus dated May 1, 2006:

   Product Name                                               Prospectus Form #
   ------------                                               -----------------

   Wells Fargo Advantage(R) Builder Select Variable Annuity       45303 E

The information in this supplement updates and amends certain information contained in the variable annuity contract prospectus listed above. Please read it carefully and keep it with your variable annuity contract prospectus.

THIS SUPPLEMENT APPLIES TO ILLINOIS AND UTAH CONTRACTS ONLY.

Effective July 25, 2006, the following footnote is inserted under the "Withdrawal Charge" table under the "Expense Summary - Contract Owner Transaction Expenses" section of your prospectus:

      For Illinois and Utah contracts, the eight-year withdrawal charge schedule is modified as follows: Years 1-3 - 8%; Year 4 - 7%; Year 5 - 6%; Year 6 - 5%; Year 7 - 4%; Year 8 - 2%; and Years 9+ - 0%.

In addition, the following footnote is inserted under the "Examples" under the "Expense Summary" section of your prospectus referencing the eight-year schedule:

      For Illinois and Utah contract holders, your expenses would be slightly lower due to the modified eight-year withdrawal charge schedule.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.


--------------------------------------------------------------------------------
45303-1 A (7/06)

* Valid until next prospectus update